Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of effect of change in foreign exchange rate

U.S. Dollar / Brazilian Real	Dec/24	Sep/24	Jun/24	Mar/24	Dec/23	Sep/23	Jun/23	Mar/23	Dec/22	Sep/22	Jun/22	Mar/22
Quarterly average exchange rate	5.84	5.55	5.21	4.95	4.96	4.88	4.95	5.20	5.26	5.25	4.93	5.23
Period-end exchange rate	6.19	5.45	5.56	5.00	4.84	5.01	4.82	5.08	5.22	5.41	5.24	4.74